Schedule of Investments (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Schedule of Investments
Total United States Treasury Bills, Percentage	97.06% [1]	93.77% [1]
Number of CERF contracts	37,726	37,430
CERF expiration date	March 2014	March 2011
Current notional amount of CERFs	$ 2,028,149,760	$ 1,798,137,200
Net unrealized gain	$ 132,381,722	$ 118,553,091

[1]	Percentage is based on members' equity.